May 4, 2016

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)

RiverSource(R) FlexChoice Select Variable Annuity

RiverSource(R) FlexChoice Variable Annuity

RiverSource(R) AccessChoice Select Variable Annuity

Evergreen Pathways Select Variable Annuity

Evergreen Pathways Variable Annuity

Evergreen Privilege Variable Annuity

Wells Fargo Advantage Choice Variable Annuity

Wells Fargo Advantage Choice Select Variable Annuity

File Nos.: 333-139759/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 28 filed on April 26, 2016 and Post-Effective Amendment No. 29 filed on May 2, 2016.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary